Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13003509

Received SEC
OCT 15 2013
Washington, DC 20549

October 15, 2013

001-16097

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Men's Wearhouse, Inc., Preferred Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 11, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
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